Cover Page	May 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	NMI Holdings, Inc.
Entity Central Index Key	0001547903
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36174
Entity Tax Identification Number	45-4914248
Entity Address, Address Line One	2100 Powell Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	855
Local Phone Number	530-6642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	NMIH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false